Schedule of shares issued and outstanding (Details) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Balance	$ 25,565,544	$ 263,292
Shares issued on vesting of RSUs		180,000
Convertible debt conversion		17,960,719
Common shares issued on private placement, net of costs		31,017,374
Shares for debt		226,556
Common shares issued on exercise of warrants		7,221,216
Balance	$ 29,835,335	$ 32,718,950
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares	15,543,309	7,746,136
Balance	$ 122,741,230	$ 69,380,807
Shares issued on vesting of RSUs, shares	115,574	158,477
Shares issued on vesting of RSUs	$ 926,759	$ 1,080,804
Convertible debt conversion, shares		1,728,848
Convertible debt conversion		$ 13,704,605
Common shares issued on private placement, net of costs, shares		4,435,433
Common shares issued on private placement, net of costs		$ 24,225,901
EB bonus shares, shares		6,666
EB bonus shares		$ 54,061
Shares for debt, shares		40,000
Shares for debt		$ 226,556
Common shares issued on exercise of warrants, shares		747,129
Common shares issued on exercise of warrants		$ 7,221,216
Balance, shares	15,658,883	14,862,689
Balance	$ 123,667,989	$ 115,893,950